Selected Quarterly Financial Data (Unaudited) Footnotes (Details) (USD $)	3 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended						12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011 Outback Steakhouse International restaurant	Dec. 31, 2011 General and administrative Outback Steakhouse International	Dec. 31, 2011 General and administrative Outback Steakhouse International	Dec. 31, 2012 New Facilities Secured debt Loss on extinguishment and modification of debt [Member]	Sep. 30, 2012 Repayment of Debt Senior notes Loss on extinguishment and modification of debt [Member]	Mar. 31, 2012 CMBS loan Mortgages Loss on extinguishment and modification of debt [Member]	Dec. 31, 2012 Paradise Restaurant Group, LLC Variable interest entity, not primary beneficiary	Sep. 30, 2012 Bain Capital, Catterton and Founders	Dec. 31, 2011 T-Bird Recovery of note receivable from affiliated entity [Member]	Dec. 31, 2011 T-Bird Recovery of note receivable from affiliated entity [Member]
Selected Quarterly Financial Information [Line Items]
Legal and professional fees			$ 7,400,000
Initial public offering, transaction related expenses		42,100,000
Initial public offering, executive compensation costs and non-cash stock compensation charges		34,100,000
Termination fee paid to Management Company as a result of completion of IPO															8,000,000
Variable interest entity, gain on promissory note collection														3,500,000
Loss on extinguishment and modification of debt	0		(2,851,000)		(20,957,000)	0	0				(9,100,000)	(9,000,000)	(2,900,000)
Tax adjustments, settlements and unusual provisions				5,800,000
Recovery of note receivable from affiliated entity					0	(33,150,000)	0									33,200,000	33,200,000
Gain (loss) on disposal of business					$ 3,500,000	$ (4,331,000)	$ 0		$ (4,300,000)	$ (4,300,000)
Number of restaurants sold to franchisee								9